MoA Mid Cap Growth Fund Expense Example - MoA Mid Cap Growth Fund - MoA Mid Cap Growth Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	$ 238